Share capital warrants and subscription receipts - Summary Of The Number Of Options Outstanding (Detail)	12 Months Ended
	Nov. 30, 2023 shares $ / shares	Nov. 30, 2023 shares $ / shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares $ / shares	Nov. 30, 2023 shares $ / shares	Nov. 30, 2022 shares $ / shares
CA$
Disclosure of classes of share capital [line items]
Number of options beginning balance	1,180,052	1,180,052	797,583	797,583
Number of options, granted	792,193	792,193	547,847	547,847
Number of options,Forfeited and expired – CAD	(197,686)	(197,686)	(144,213)	(144,213)
Number of options, exercised			(21,165)	(21,165)
Number of options ending balance	1,774,559	1,774,559	1,180,052	1,180,052
Options exercisable outstanding	926,539	926,539	554,354	554,354	926,539	554,354
Weighted average beginning balance | (per share)	$ 1,592	$ 1,184	$ 15.32	$ 12
Weighted average, granted | (per share)	5.16	3.8	16.68	13
Weighted average,Forfeited and expired | (per share)	12.34	$ 9.1	17.8	13.52
Weighted average, exercised | (per share)			1.24	$ 0.92
Weighted average options exercisable | (per share)	15.19	$ 15.19	16.32	$ 16.32	$ 11.19	$ 12.12
Weighted average ending balance | (per share)	$ 11.51	$ 8.48	$ 1,592	$ 1,184
US$
Disclosure of classes of share capital [line items]
Number of options beginning balance	106,643	106,643	20,183	20,183
Number of options, granted	203,935	203,935	96,668	96,668
Number of options, Forfeited – USD	(31,209)	(31,209)	(10,208)	(10,208)
Number of options ending balance	279,369	279,369	106,643	106,643
Options exercisable outstanding	65,692	65,692	7,769	7,769	65,692	7,769
Weighted average beginning balance | $ / shares		$ 10		$ 12.36
Weighted average, granted | $ / shares		3.8		12.08
Weighted average, Forfeited | $ / shares		5.01		12.52
Weighted average options exercisable | $ / shares					$ 9.48	$ 11.96
Weighted average ending balance | $ / shares		$ 6.02		$ 10